Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2020
Entity Registrant Name	dei_EntityRegistrantName	Fiera Capital Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001691994
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 15, 2021
Document Effective Date	dei_DocumentEffectiveDate	Apr. 15, 2021
Prospectus Date	rr_ProspectusDate	Jul. 29, 2020
FIERA CAPITAL EMERGING MARKETS FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

FIERA CAPITAL EMERGING MARKETS FUND (THE “FUND”)

SUPPLEMENT DATED APRIL 15, 2021 TO THE FUND’S
PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
DATED JULY 29, 2020

Fiera Capital Inc., the investment adviser to the Fund (the “Investment Adviser”) and Sunbridge Capital Partners LLC (“Sunbridge”) have executed a Purchase Agreement under which Sunbridge has agreed to acquire the Investment Adviser’s investment advisory business relating to the Fund (the “Transaction”). As a condition to the Transaction and subject to approval by the Board of Trustees (the “Board”) of Fiera Capital Series Trust (the “Trust”) and Fund shareholders, the Fund would reorganize into Sunbridge Capital Emerging Markets Fund, a newly-created series of Investment Managers Series Trust II (the “IMST Trust”), registered under the Investment Company Act of 1940 and advised by Sunbridge with substantially identical investment objectives, strategies and restrictions as the Fund (the "Reorganization"). In this regard, the Board of the Trust has approved the initial filing by the IMST Trust of a preliminary Proxy Statement/Prospectus on Form N-14 concerning the Reorganization, including a form of agreement and plan of reorganization (the “Reorganization Agreement”). The definitive Reorganization Agreement has not yet been approved by the Board of the Trust. A meeting of Fund shareholders is currently scheduled to be held in July 2021 to consider the Reorganization. There can be no assurance that the Transaction will be consummated and that the Reorganization will be approved and effected.

In addition, due to reduced Fund asset levels, the Annual Fund Operating Expenses table located in the “Fees and Expenses of the Fund” section of the Fund’s Prospectus has been revised as follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2022
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Other Expenses” have been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses” will not correlate to the ratios of expenses to the average net assets in the Fund’s Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses”.
Supplement Closing [Text Block]	fiera_SupplementClosing

THE FOREGOING IS NOT A SOLICITATION OF ANY PROXY NOR AN OFFER OF ANY SECURITIES. THE PRELIMINARY PROXY STATEMENT/PROSPECTUS ON FORM N-14 IS SUBJECT TO SEC REVIEW AND COMMENT, IS NOT COMPLETE, AND MAY BE CHANGED. SHAREHOLDERS ARE URGED TO READ THE DEFINITIVE PROXY STATEMENT/PROSPECTUS ON FORM N-14 WHEN IT BECOMES AVAILABLE, BECAUSE IT WILL CONTAIN IMPORTANT INFORMATION ABOUT THE PROPOSED REORGANIZATION.

FIERA CAPITAL EMERGING MARKETS FUND | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.15%	[1],[2]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.19%	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.34%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.61%	[3]
FIERA CAPITAL EMERGING MARKETS FUND | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.15%	[1],[2]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.19%	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.34%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.36%	[3]

[1]	“Other Expenses” have been restated to reflect current fees.
[2]	Shareholder Servicing Fees have been restated to reflect that effective April 1, 2020, Fiera Capital Inc. (the “Adviser”) contractually agreed to waive 0.10% of the Fund’s Shareholder Servicing Fee through March 31, so that the Fund’s Shareholder Servicing Fee does not exceed 0.15%. Effective April 1, 2021, the Adviser extended this contractual waiver through March 31, 2022. Prior to April 1, 2020, the Fund’s Shareholder Servicing Fee was 0.25%.
[3]	“Total Annual Fund Operating Expenses” will not correlate to the ratios of expenses to the average net assets in the Fund’s Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses”.